Note 5 - Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value	Fair value measurement using
	June 30,
(in thousands)	2025	Level 1	Level 2	Level 3

Assets:
Money market funds	$57	$57	$-	$-
Total Assets	$57	$57	$-	$-

Liabilities:
Convertible notes payable	$(7,781)	$-	$-	$(7,781)
Common stock warrant liability	(52)	-	-	(52)
Total Liabilities	$(7,833)	$-	$-	$(7,833)
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2024	Level 1	Level 2	Level 3

Assets:
Money market funds	$598	$598	$-	$-
Total Assets	$598	$598	$-	$-

Liabilities:
Derivative liability - ELOC commitment note	$(299)	$-	$-	$(299)
Common stock warrant liability	(305)	-	-	(305)
Total Liabilities	$(604)	$-	$-	$(604)

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2024	Level 1	Level 2	Level 3

Assets:
Money market funds	$598	$598	$-	$-
Total Assets	$598	$598	$-	$-

Liabilities:
Derivative liability - ELOC commitment note	$(299)	$-	$-	$(299)
Common stock warrant liability	(305)	-	-	(305)
Total Liabilities	$(604)	$-	$-	$(604)
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2023	Level 1	Level 2	Level 3

Assets:
Money market funds	$3,532	$3,532	$-	$-
Total Assets	$3,532	$3,532	$-	$-

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Six Months Ended June 30, 2025
Issuance of convertible notes payable	8,566
Change in fair value	(785)
Balance at June 30, 2025	$7,781
Six Months Ended June 30, 2025
Balance at December 31, 2024	$305
Change in fair value	(242)
Settlement of common stock warrant liability	(20)
Deemed dividend	9
Balance at June 30, 2025	$52
Six Months Ended June 30, 2025
Balance at December 31, 2024	$299
Change in fair value	(188)
Extinguishment of derivative	(111)
Balance at June 30, 2025	$-

Year Ended December 31, 2024
Issuance of common stock warrants	$10,787
Change in fair value	(10,482)
Balance at December 31, 2024	$305
Year Ended December 31, 2024
Initial recognition of derivative liability	$286
Change in fair value	13
Balance at December 31, 2024	$299

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	June 5, 2025 Issuance Date	June 30, 2025
Fair value of underlying equity	$0.59	$0.52
Conversion price	$0.59	$0.59
Volatility	198.8%	179.1%
Risk-free interest rate	4.1%	4.0%
Expected term (in years)	1.0	0.9
Discounting factor	0.842	0.865
	June 30, 2025	December 31, 2024
Fair value of underlying equity	$0.52	$0.35
Exercise price	$0.45	$1.28
Volatility	137.8%	n/a
Risk-free interest rate	3.8%	4.4%
Expected term (in years)	4.6	5.1
Discounting factor	n/a	0.81
December 31, 2024
Fair value of underlying equity	$0.32-$0.35
Volatility	240.2%-252.0%
Risk-free interest rate	4.2%
Conversion price discount	20.0%
Discounting period (in years)	0.5
Discount rate	9.1%
Discounting factor	0.96

	July 22, 2024 Issuance Date	July 29, 2024 Issuance Date	December 31, 2024
Fair value of underlying equity	$3.56	$3.29	$0.35
Exercise price	$4.11	$4.11	$1.28
Volatility	108.4%	115.6%	n/a
Risk-free interest rate	4.2%	4.1%	4.4%
Expected term (in years)	5.5	5.5	5.1
Discounting factor	n/a	n/a	0.81
	June 26, 2024 Issuance Date	December 31, 2024
Fair value of underlying equity	$3.22	$0.32-$0.35
Volatility	87.3%-91.7%	240.2%-252.0%
Risk-free interest rate	5.1%	4.2%
Conversion price discount	20.0%	20.0%
Discounting period (in years)	1.0	0.5
Discount rate	20.2%	9.1%
Discounting factor	0.83	0.96

Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2024	Level 1	Level 2	Level 3

Intangible assets:
Rostafuroxin drug candidate	$1,790	$-	$-	$1,790

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2024	Level 1	Level 2	Level 3

Intangible assets:
Rostafuroxin drug candidate	$1,790	$-	$-	$1,790